Note 2 - Basis of Presentation (June 2020 Note)	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Basis of Presentation and Significant Accounting Policies [Text Block]
2.
     Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and with the instructions to Form
10
-Q and Item
10
-
01
of Regulation S-
X.
Accordingly, they do
not
include all of the information and footnotes required by accounting principles generally accepted in the United States for complete financial statements. The
December 31, 2019
balance sheet was derived from audited financial statements, but does not
include all the disclosures required by accounting principles generally accepted in the United States. However, we believe that the disclosures are adequate to make the information presented not
misleading. In our opinion, all the adjustments (consisting of normal recurring adjustments) considered necessary for fair presentation have been included. The results of operations for the three
and
six
month periods ended
June 30, 2020
are
not
necessarily indicative of the results that
may
be achieved for the full fiscal year or for any future period. The unaudited condensed consolidated financial statements included herein should be read in conjunction with the consolidated financial statements and notes thereto included in our annual report on Form
10
-K for the year ended
December
31,
2019,
filed with the U.S. Securities and Exchange Commission (the “SEC”) on
March 27, 2020.

The Company calculates the fair value of its assets and liabilities which qualify as financial instruments and includes this additional information in the notes to consolidated financial statements when the fair value is different from the carrying value of these financial instruments. The estimated fair value of accounts receivable, accounts payable and accrued expenses, and dividends payable approximate their carrying amounts due to the relatively short maturity of these instruments. Loans payable to officer are with a related party and as a result do not
bear market rates of interest.  Management believes based on its current financial position that it could not
obtain comparable amounts of
third
party financing, and as such cannot estimate the fair value of the loans payable to officer.
None
of these instruments are held for trading purposes.

On
January 1, 2019
we adopted ASU
No.
2016
-
02,
Leases (topic
842
)
. At the date of adoption there was
no
impact on the statement of operations, while the balance sheet reflects recording both assets and liabilities applicable to the operating right-of-use asset lease identified. ASU
No.
2016
-
02
did
not
have a material effect on the Company's results of operations or cash flows for the three
and
six
month periods ended
June 30, 2020
and
2019.